SHARE CAPITAL AND SHAREBASED PAYMENTS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Statement [Line Items]
Issued common shares	5,050,585		9,373,825
Gross Proceeds On Cash Commission	$ 107		$ 155
Cash commission	2.75%		2.75%
Issuance shares costs	$ 169		$ 339
Net proceeds from cash commission	3,799		5,493
Proceeds from gross prospectus supplement	3,906		$ 5,648
Fair Value Of Stock Options Granted, Share-based Payments	$ 610	$ 783
Restricted Share Units, granted	1,881,000		1,878,320
Weighted Average Fair Value Per Share	$ 1.02
Share-based Payments for fair value	$ 991	$ 1,026
Share Capital Two [Member]
Statement [Line Items]
Issued common shares upon exercise of RSUs	1,197,709		1,005,333
Common shares issued carrying value of RSUs exercised	$ 1,018		$ 1,019
Share Capital[Member]
Statement [Line Items]
Stock option exercise		561,000
Issuance of common shares for service		561,000
Gross Proceeds On Cash Commission		$ 372
Share capital acquisition costs		572
Issuance of fair value		$ 200